Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event

Note 9. Subsequent Event

The company has filed a petition for a domestic relocation of incorporation from the Cayman Islands to Delaware, United States. The domestication will require the company to file tax returns and pay certain taxes in the United States which may have a material effect on the financial statements. Taxes paid by the company are a permitted additional reduction of earned interest income under the shareholder agreement.

Note 8. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 28, 2018, the date that the financial statements were available to be issued.